UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charlemagne Capital Limited

Address:  St. Mary's Court
          20 Hill Street
          Douglas
          Isle of Man
          IM1 1EU
          British Isles

13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Anderson Whamond
Title:  Managing Director
Phone:  +44 1624 640200


Signature, Place and Date of Signing:

/s/ Anderson Whamond              British Isles             May 5, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total:  $209,096

                                        (thousands)


List of Other Included Managers:

No.       Form 13F File Number               Name

1.        28-11145                           Charlemagne Capital (IOM) Limited


                                                   FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                           VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                 --------------   -----      --------   -------   --- ----  ----------  --------  ----    ------  ----
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105  27,719       895,611 SH        DEFINED     1           895,611
BANCO SANTANDER CHILE NEW      SP ADR REP COM   05965X109     988        28,100 SH        DEFINED     1            28,100
CEMEX SAB DE CV                SPON ADR NEW     151290889   1,249       136,300 SH        DEFINED     1           136,300
CHINA LIFE INS CO LTD          SPON ADR REP H   16939P106     223         4,800 SH        DEFINED     1             4,800
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109   9,407       185,277 SH        DEFINED     1           185,277
CHUNGHWA TELECOM CO LTD        SPON ADR NEW     17133Q304     627        40,241 SH        DEFINED     1            40,241
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD     20441W203     359         8,110 SH        DEFINED     1             8,110
COMPANHIA SIDERURGICA NACION   SPONSORED ADR    20440W105     199        15,491 SH        DEFINED     1            15,491
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100  28,574     2,696,975 SH        DEFINED     1         2,696,975
CREDICORP LTD                  COM              G2519Y108   1,001        20,065 SH        DEFINED     1            20,065
CTC MEDIA INC                  COM              12642X106     598       124,600 SH        SOLE        NONE        124,600
CTC MEDIA INC                  COM              12642X106     153        31,962 SH        DEFINED     1            31,962
ENERSIS S A                    SPONSORED ADR    29274F104   1,125        88,479 SH        DEFINED     1            88,479
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106  12,858       427,091 SH        DEFINED     1           427,091
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B       400506101   1,003        43,606 SH        DEFINED     1            43,606
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206   1,839       123,220 SH        DEFINED     1           123,220
ICICI BK LTD                   ADR              45104G104     227        11,831 SH        DEFINED     1            11,831
ISHARES INC                    MSCI MALAYSIA    464286830   1,402       192,933 SH        DEFINED     1           192,933
ISHARES TR                     MSCI EMERG MKT   464287234      95         3,820 SH        DEFINED     1             3,820
KB FINANCIAL GROUP INC         SPONSORED ADR    48241A105   8,213       312,981 SH        DEFINED     1           312,981
MECHEL OAO                     SPONSORED ADR    583840103   1,031       263,223 SH        SOLE        NONE        263,223
MECHEL OAO                     SPONSORED ADR    583840103     275        70,214 SH        DEFINED     1            70,214
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109   7,534       282,859 SH        SOLE        NONE        282,859
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109  13,815       518,680 SH        DEFINED     1           518,680
NICE SYS LTD                   SPONSORED ADR    653656108   2,472       109,994 SH        DEFINED     1           109,994
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109   8,309     1,166,189 SH        SOLE        NONE      1,166,189
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109  12,632     1,772,857 SH        DEFINED     1         1,772,857
PETROCHINA CO LTD              SPONSORED ADR    71646E100   6,108        68,582 SH        DEFINED     1            68,582
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101  31,524     1,544,146 SH        DEFINED     1         1,544,146
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408   1,023        41,759 SH        DEFINED     1            41,759
SILICONWARE PRECISION INDS L   SPONSD ADR SPL   827084864     189        42,195 SH        DEFINED     1            42,195
SK TELECOM LTD                 SPONSORED ADR    78440P108   3,193       176,178 SH        DEFINED     1           176,178
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     575        72,692 SH        DEFINED     1            72,692
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209  17,931       421,218 SH        DEFINED     1           421,218
TURKCELL ILETISIM HIZMETLERI   SPON ADR NEW     900111204   4,628       317,833 SH        DEFINED     1           317,833



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